Digital Assets - Schedule of Movement of Digital Assets (Details) - 6 months ended Jun. 30, 2026	HKD ($)	USD ($)
Crypto Asset [Roll Forward]
Release from digital assets - restricted	$ 125,556,941
Bitcoin
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2025 (Audited)	232,751,003
Purchases of digital assets	0
Exercise of a derivative contract	0
Release from digital assets - restricted	0
Exchange of digital assets	0
Disposal of digital assets	0
Gain on disposals of digital assets	0
Change in fair value of digital assets	(77,240,615)
Investment income from digital assets	799,078
Digital asset transaction fees and others	(30)
Digital assets, Balance at June 30, 2026 (Unaudited)	156,309,436	$ 19,932,343
Bitcoin Cash
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2025 (Audited)	1,821,134,280
Purchases of digital assets	0
Exercise of a derivative contract	72,117,402
Release from digital assets - restricted	125,556,941
Exchange of digital assets	1,065,535,300
Disposal of digital assets	0
Gain on disposals of digital assets	0
Change in fair value of digital assets	(2,031,449,760)
Investment income from digital assets	269,186
Digital asset transaction fees and others	(22,236)
Digital assets, Balance at June 30, 2026 (Unaudited)	1,053,141,113	134,294,965
Binance Coin
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2025 (Audited)	3,833,787
Purchases of digital assets	0
Exercise of a derivative contract	0
Release from digital assets - restricted	0
Exchange of digital assets	0
Disposal of digital assets	0
Gain on disposals of digital assets	0
Change in fair value of digital assets	(1,409,688)
Investment income from digital assets	659
Digital asset transaction fees and others	0
Digital assets, Balance at June 30, 2026 (Unaudited)	2,424,758	309,202
Tether
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2025 (Audited)	1,351,010,850
Purchases of digital assets	258,239,167
Exercise of a derivative contract	0
Release from digital assets - restricted	0
Exchange of digital assets	(1,065,535,300)
Disposal of digital assets	(312,343,785)
Gain on disposals of digital assets	480
Change in fair value of digital assets	20,830
Investment income from digital assets	2,726,700
Digital asset transaction fees and others	(82)
Digital assets, Balance at June 30, 2026 (Unaudited)	234,118,860	29,854,483
Digital asset holdings that are not individually significant
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2025 (Audited)	31,286
Purchases of digital assets	234,000,780
Exercise of a derivative contract	0
Release from digital assets - restricted	0
Exchange of digital assets	0
Disposal of digital assets	(234,215,167)
Gain on disposals of digital assets	214,387
Change in fair value of digital assets	(14,012)
Investment income from digital assets	284
Digital asset transaction fees and others	(72)
Digital assets, Balance at June 30, 2026 (Unaudited)	17,486	2,230
Digital assets
Crypto Asset [Roll Forward]
Digital assets, Balance at December 31, 2025 (Audited)	3,408,761,206
Purchases of digital assets	492,239,947
Exercise of a derivative contract	72,117,402
Release from digital assets - restricted	125,556,941
Exchange of digital assets	0
Disposal of digital assets	(546,558,952)
Gain on disposals of digital assets	214,867
Change in fair value of digital assets	(2,110,093,245)
Investment income from digital assets	3,795,907
Digital asset transaction fees and others	(22,420)
Digital assets, Balance at June 30, 2026 (Unaudited)	$ 1,446,011,653	$ 184,393,223